Vanguard High-Yield Corporate Fund Average Annual Total Returns - Retail Prospectus [Member]	12 Months Ended	60 Months Ended	118 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
High-Yield Corporate Composite Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.59%	3.76%		4.79%
Bloomberg U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.19%	4.21%		5.17%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.25%	1.35%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	6.28%	3.32%		4.50%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.68%	1.17%		2.20%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.67%	1.59%		2.41%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent	6.39%	3.43%		4.60%